DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Debt discount from initial derivative			$ 2,011,600	$ 0
Derivative expense	$ 4,533,794	$ 0	(3,572,107)	$ 0
Level 3
Derivative liability, beginning			0
Debt discount from initial derivative			1,774,000
Initial fair value of derivative liabilities			2,601,631
Change in derivative liability from conversion of notes payable			(90,175)
Change in fair value of derivative liabilities at end of period			970,476
Derivative liability, ending	$ 5,255,932		5,255,932
Derivative expense			$ 3,572,107